Expense Example {- Fidelity Advisor® Global Real Estate Fund} - 07.31 Fidelity Advisor Global Real Estate Fund AMCIZ PRO-11 - Fidelity Advisor® Global Real Estate Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Global Real Estate Fund-Class A
Expense Example:
1 year	$ 700
3 years	1,436
5 years	2,284
10 years	4,462
Fidelity Advisor Global Real Estate Fund-Class M
Expense Example:
1 year	502
3 years	1,298
5 years	2,203
10 years	4,512
Fidelity Advisor Global Real Estate Fund-Class C
Expense Example:
1 year	308
3 years	1,147
5 years	2,190
10 years	4,631
Fidelity Advisor Global Real Estate Fund - Class I
Expense Example:
1 year	107
3 years	817
5 years	1,646
10 years	3,804
Class Z
Expense Example:
1 year	92
3 years	783
5 years	1,595
10 years	$ 3,718